As filed with the Securities and Exchange Commission on March 23, 2001

                                                   File Nos.  _____ and ________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.______                          [ ]
                  Post-Effective Amendment No.______                         [ ]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                  Amendment No._______

                          1-800-MUTUALS ADVISOR SERIES
               (Exact Name of Registrant as Specified in Charter)

                         600 N. Pearl Street, Suite 2150
                               Dallas, Texas 75201
               (Address of Principal Executive Offices) (Zip Code)

                                (800) 688 - 8257
              (Registrant's Telephone Numbers, Including Area Code)

                               Joseph C. Neuberger
                        Firstar Mutual Fund Services, LLC
                       615 East Michigan Street, 2nd Floor
                           Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)

                                   Copies to:

    Carol A. Gehl, Esq.                           Chad E. Fickett, Esq.
    Godfrey & Kahn S.C.                     Firstar Mutual Fund Services, LLC
  780 North Water Street                   615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202                      Milwaukee, Wisconsin 53202



 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]     immediately upon filing pursuant to paragraph (b).
[   ]     on (date) pursuant to paragraph (b).
[   ]     60 days after filing pursuant to paragraph (a)(1).
[   ]     on (date) pursuant to paragraph (a)(1).
[   ]     75 days after filing pursuant to paragraph (a)(2).
[   ]     on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[   ]     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.





                                     Subject to Completion, Dated March 23, 2001

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


--------------------------------------------------------------------------------
                            M U T U A L S. C O M, I N C.
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Prospectus
____________ __, 2001


GENERATION WAVE AGGRESSIVE GROWTH FUND

GENERATION WAVE GROWTH FUND

GENERATION WAVE ALTERNATIVE GROWTH FUND

GENERATION WAVE BALANCED GROWTH FUND

GENERATION WAVE CONSERVATIVE GROWTH FUND

Each a series of 1-800-MUTUALS Advisor Series


Investment Advisor

MUTUALS.com, Inc.



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.


                                Table of Contents


OVERVIEW......................................................................1

GENERATION WAVE AGGRESSIVE GROWTH FUND........................................4

GENERATION WAVE GROWTH FUND...................................................5

GENERATION WAVE ALTERNATIVE GROWTH FUND.......................................6

GENERATION WAVE BALANCED GROWTH FUND..........................................7

GENERATION WAVE CONSERVATIVE GROWTH FUND......................................8

Principal Risks of Investment.................................................9

Temporary Investments........................................................11

Performance of the Funds.....................................................11

Fees and Expenses of the Funds...............................................11

Management of the Funds......................................................12

More on the Advisor's Investment Process.....................................13

Historical Investment Results of the Advisor's Private Accounts..............14

Valuation of Fund Shares.....................................................15

Purchasing Fund Shares.......................................................15

Selling (Redeeming) Fund Shares..............................................16

Exchange Privilege...........................................................17

Distribution of Fund Shares..................................................17

Counsel, Independent Auditors and Service Providers..........................17

Distributions and Taxes......................................................17

Financial Highlights.........................................................18




OVERVIEW
This combined prospectus discusses each of the following series (each a "Fund" and collectively the "Funds") of 1-800-MUTUALS Advisor Series (the "Trust"), an open-end management investment company. Each Fund is a separate no-load, non-diversified investment company.

INVESTMENTS IN OTHER MUTUAL FUNDS
The Funds each possess their own distinct investment objectives, strategies, and risks. All of the Funds, however, achieve their investment objectives by principally investing in shares of other open-end investment companies. Some of the underlying funds in which the Funds invest pursue their own investment objectives by investing in particular types of securities (e.g., equity or debt), some concentrate in certain industries or sectors, and others invest in a variety of securities to achieve a particular return or tax result.

Each Fund offers investment opportunities for a particular asset allocation strategy. The Trust currently offers five different investment strategies that are each represented by an individual Fund. Those strategies cover a wide spectrum ranging from the most aggressive asset mix--Generation Wave Aggressive Growth Fund--to the most conservative--Generation Wave Conservative Growth Fund. The Generation Wave Growth Fund--moderately aggressive, Generation Wave
Alternative Growth Fund--moderate, and Generation Wave Balanced Growth Fund--moderately conservative, are designed to pursue strategies between the two extremes. Although a Fund may be invested in a range of market sectors and/or asset classes represented by any number of underlying funds (typically at least three at any given time), each Fund may invest in shares of the same underlying funds. However, the percentage of each Fund's assets so invested will vary depending upon the Fund's investment strategy.

The Funds' investment advisor, MUTUALS.com, Inc. (the "Advisor") is responsible for constructing and maintaining the asset class and sector allocations for each Fund. It is anticipated that at any given time, the underlying funds in which the Funds invest may fall anywhere on the entire spectrum of asset classes and sectors currently available. (See "More on the Advisor's Investment Process" on page 13 of this Prospectus.) Furthermore, the Advisor is not constrained by any particular investment style. For example, at any given time, an underlying equity fund in which a Fund invests may buy "growth" or "value" stocks, or some combination of both. The Advisor reviews and re-balances the underlying funds in which each Fund invests as necessary to reflect its current analysis of the appropriate mix of assets among and within asset classes and sectors. The Advisor monitors each Fund's specific investment objective and strategy with the goal of predictable and reliable investment results.

As a means to pursue its investment objective, each Fund intends to remain fully invested in shares of underlying mutual funds at all times. Each Fund may, however, to a limited extent pursue an investment strategy of investing its assets directly in securities in lieu of indirect investments through other investment companies. A Fund's direct investments would remain consistent with its asset allocation strategy and would typically be close or identical to those securities held by one or more of the underlying funds in which the Funds currently invest. In addition, under adverse market or other conditions, each Fund may adopt a temporary defensive position and invest a portion of its assets in cash or similar investments. (See "Temporary Investments" on page 11 of this Prospectus.) Your potential for risk and return varies with the degree to which you invest in a particular Fund.


PRINCIPAL RISKS COMMON TO THE FUNDS
The principal risks of investing in the Funds are further described later in this Prospectus. These are the main risks common to the Funds.

INVESTING IN MUTUAL FUNDS
Mutual funds pool shareholders' money and, using professional investment managers, invest it in securities. Owning securities, including mutual funds, has risks that may cause you to lose money on your investment in one or more of the Funds. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.

ASSET ALLOCATION RISK
The main risk of the Funds is the emphasis placed on the Advisor's judgment in assembling the asset allocation strategies and combination of investments in the underlying funds. Judgments made by the Advisor as to securities markets and the economy in general may not anticipate actual market movements or the impact of economic conditions on company performance and therefore, reliance on this judgment exposes you to the risk that the Advisor may be incorrect.

FUND OF FUNDS
By investing in mutual funds indirectly through the Funds, you bear not only your proportionate share of the expenses of the Funds, but also, indirectly, similar expenses (including operating costs and investment advisory fees) of the underlying funds. You may indirectly bear expenses paid by underlying funds related to the distribution of such funds' shares. As a result of the Funds' policies of investing in other mutual funds, you may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

MARKET RISK
The net asset value of each underlying fund in which the Funds invest will fluctuate based on changes in the value of its underlying portfolio of securities. Securities markets in general, as well as individual securities, are subject to volatile fluctuations in price. Market prices of securities may be adversely affected by many factors, such as an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. Under any of these circumstances, the value and total return of the shares of the underlying funds in which the Funds invest will fluctuate, and your investment in a Fund may be worth less than your original cost when you redeem shares of a Fund.

NON-DIVERSIFICATION
The Funds may invest in underlying funds classified as "non-diversified" under federal securities laws, which means that one-half of such underlying fund's assets may be invested in two or more securities, while the other half is spread out among various investments not exceeding 5% of such fund's total assets. As a result, an underlying fund's shares (and, by extension, your shares) may therefore be more susceptible to adverse changes in the value of the shares of a particular security than would be the shares of a diversified mutual fund. In addition, each of the Funds is non-diversified because at any given time each Fund may invest all of its assets in the shares of as few as three underlying mutual funds.

SECTOR/INDUSTRY CONCENTRATION
The Funds may invest in underlying funds that in turn concentrate their investments within one industry or sector among a broad range of industries or sectors. Events may occur that impact that industry or sector more significantly than the securities market as a whole. For example, some industries or sectors may lose favor with the investing public and fall rapidly in value due to news events that quickly affect the market's perception of the industry or sector. As a result, the value of the shares of these funds may be subject to greater market fluctuations than investments in funds that invest in a broader range of securities. Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.

FOREIGN SECURITIES RISK
Each Fund may invest in funds that purchase foreign securities and is therefore subject to the risks of foreign investment. Investments in foreign securities may involve more risks than those associated with U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, and resource self-sufficiency. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.


GENERATION WAVE AGGRESSIVE GROWTH FUND
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective
The investment objective of the Generation Wave Aggressive Growth Fund is capital appreciation over the long term without regard to income. This objective and the investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Generation Wave Aggressive Growth Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds that in turn invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. The mutual funds in which the Generation Wave Aggressive Growth Fund invests will be selected from the suitable pool of funds selected by the Advisor. (For more information regarding the Advisor's investment process and the suitable pool of funds, please refer to "More on the Advisor's Investment Process" on page 13 of this Prospectus.) The Advisor does not anticipate that the Generation Wave Aggressive Growth Fund will engage in activities that attempt to hedge or reduce short-term market volatility.

The  Generation  Wave  Aggressive  Growth  Fund will  tend to have  concentrated positions in a variety of equity funds and those funds may have concentrated positions among certain sectors or asset classes. At times, the Generation Wave Aggressive Growth Fund will invest in a mix of large-cap, small/mid-cap, and international equity funds focused in the technology or health care sectors, while at other times, investments in one or more of these types of funds may be reduced or even eliminated in favor of some other combination. The Generation Wave Aggressive Growth Fund's combination of investments, however, will typically involve equity funds.

Who May Want to Invest
The Generation Wave Aggressive Growth Fund is the most aggressive asset mix offered by the Trust. Accordingly, it is appropriate for the long-term (ten year or longer time horizon) mutual fund investor seeking maximum capital appreciation with the assumption of a considerable level of market risk.


GENERATION WAVE GROWTH FUND
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective
The investment objective of the Generation Wave Growth Fund is capital appreciation over the long term while providing a low level of current income. This objective and the investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Generation Wave Growth Fund seeks to achieve its investment objective by investing primarily in shares of other mutual funds that invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization. In addition, the Generation Wave Growth Fund may at times be invested in fixed-income funds of varying types. The mutual funds in which the Generation Wave Growth Fund invests will be selected from the suitable pool of funds selected by the Advisor. (For more information regarding the Advisor's investment process and the suitable pool of funds, please refer to "More on the Advisor's Investment Process" on page 13 of this Prospectus.) The Advisor does not anticipate that the Generation Wave Growth Fund will engage in activities that attempt to hedge or reduce short-term market volatility.

The equity funds in which the Generation Wave Growth Fund may invest will, under many circumstances, be similar or identical to those used by one or more of the other Funds and may include any type of equity fund such as international equity, technology, health care, etc. However, by allocating assets to less aggressive equity funds (or to aggressive equity funds in lesser percentages) as compared to the Generation Wave Aggressive Growth Fund, which invests principally in concentrated equity funds, and at times adding fixed-income funds to the allocation, the Advisor will attempt to diminish the risk and volatility as compared to the Generation Wave Aggressive Growth Fund. Furthermore, the Generation Wave Growth Fund will at times be invested in fixed-income funds made up of securities with varying maturities (e.g., long-term or short-term) and credit qualities (e.g., investment grade or non-investment grade), while at other times, a larger emphasis will be given to one particular type of fixed-income fund. "Investment grade" refers to the credit quality of a fixed-income security as established by a recognized rating agency, such as Standard and Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch IBCA, Inc. ("Fitch"). The Generation Wave Growth Fund's combination of investments, however, will involve a majority of equity funds.

Who May Want to Invest
The Generation Wave Growth Fund is designed for maximum total return with the assumption of an above-average level of risk. Accordingly, it is appropriate for the long-term (seven years or longer time horizon) mutual fund investor seeking maximum capital appreciation with the assumption of an above-average level of market risk.


GENERATION WAVE ALTERNATIVE GROWTH FUND
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective
The investment objective of the Generation Wave Alternative Growth Fund is capital appreciation over the long term while providing a moderate level of current income. This objective and the investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Generation Wave Alternative Growth Fund seeks to achieve its investment objective by investing primarily in: (1) shares of other mutual funds that invest primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization, and (2) shares of other mutual funds that invest primarily in fixed-income securities of varying types. Typically, the Generation Wave Alternative Growth Fund will remain invested in shares of equity funds and fixed-income funds in approximately equal proportions, or will invest a majority of its assets in shares of equity funds. The mutual funds in which the Generation Wave Alternative Growth Fund invests will be selected from the suitable pool of funds selected by the Advisor. (For more information regarding the Advisor's investment process and the suitable pool of funds, please refer to "More on the Advisor's Investment Process" on page 13 of this Prospectus.) The Advisor does not anticipate that the Generation Wave Alternative Growth Fund will engage in activities that attempt to hedge or reduce short-term market volatility.

The equity funds in which the Generation Wave Alternative Growth Fund may invest will, under many circumstances, be similar or identical to those used by one or more of the other Funds and may include any type of equity fund such as international equity, technology, health care, etc. In addition, the Generation Wave Alternative Growth Fund will be invested in a broad mix of fixed-income funds made up of securities with varying maturities (e.g., long-term or short-term) and credit qualities (e.g., investment grade or non-investment grade), while at other times, a larger emphasis will be given to one particular type of fixed-income fund. "Investment grade" refers to the credit quality of a fixed-income security as established by a recognized rating agency, such as S&P, Moody's, or Fitch. By allocating a smaller percentage of equity funds to the portfolio as compared to the more aggressive Funds offered by the Trust, which invest to a higher degree in equity funds, and by adding a significant fixed-income fund component to the allocation, the Advisor will attempt to diminish the overall risk and volatility to levels comparable to a broad-based index, such as the S&P 500.

Who May Want to Invest
The Generation Wave Alternative Growth Fund is the most moderate asset mix offered by the Trust and is designed for both growth of capital and income generation. Accordingly, it is appropriate for the long-term (five year or longer time horizon) mutual fund investor seeking capital appreciation and income consistent with the assumption of an average level of market risk.


GENERATION WAVE BALANCED GROWTH FUND
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective
The investment objective of the Generation Wave Balanced Growth Fund is to provide current income and a low to moderate level of capital appreciation. This objective and the investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Generation Wave Balanced Growth Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds that invest primarily in fixed-income securities with varying maturities (e.g., long-term or short-term) and credit qualities (e.g., investment grade or non-investment grade). "Investment grade" refers to the credit quality of a fixed-income security as established by a recognized rating agency, such as S&P, Moody's, or Fitch. In addition, the Generation Wave Balanced Growth Fund may at times invest in equity funds of varying types. The mutual funds in which the Generation Wave Balanced Growth Fund invests will be selected from the suitable pool of funds selected by the Advisor. (For more information regarding the Advisor's investment process and the suitable pool of funds, please refer to "More on the Advisor's Investment Process" on page 13 of this Prospectus.) The Advisor does not anticipate that the Generation Wave Balanced Fund will engage in activities that attempt to hedge or reduce short-term market volatility.

The fixed-income funds in which the Generation Wave Balanced Growth Fund may invest will, under many circumstances, be similar or identical to those used by one or more other Funds and may include any type of fixed-income fund such as high-yield, convertible bond, municipal securities, etc. Likewise, the equity funds in which the Generation Wave Balanced Growth Fund invests may include any type of equity fund. By increasing the percentage of fixed-income allocation as compared to the other Funds offered by the Trust, which invest to a higher degree in equity funds, the Advisor will attempt to cushion the potential ups and downs of rough markets during periods of general equity market decline. The Generation Wave Balanced Growth Fund's combination of investments will typically involve a majority of fixed-income funds.

Who May Want to Invest
The Generation Wave Balanced Growth Fund is designed to generate income with some consideration for capital appreciation. Accordingly, it is appropriate for the mutual fund investor seeking current income and some growth of capital with the assumption of a low to moderate level of market risk. The Generation Wave Balanced Growth Fund is not suited for investors with long-term investment horizons.


GENERATION WAVE CONSERVATIVE GROWTH FUND
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

Investment Objective
The investment objective of the Generation Wave Conservative Growth Fund is to provide high current income. This objective and the investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees without shareholder approval.

Principal Investment Strategies
Under normal market conditions, the Generation Wave Conservative Growth Fund seeks to achieve its investment objective by investing primarily in shares of mutual funds that invest primarily in fixed-income securities with varying maturities (e.g., long-term or short-term) and credit qualities (e.g., investment grade or non-investment grade). "Investment grade" refers to the credit quality of a fixed-income security as established by a recognized rating agency, such as S&P, Moody's, or Fitch. In addition, the Generation Wave Conservative Growth Fund may at times have a portion of its assets invested in equity funds. The mutual funds in which the Generation Wave Conservative Growth Fund invests will be selected from the suitable pool of funds selected by the Advisor. (For more information regarding the Advisor's investment process and the suitable pool of funds, please refer to "More on the Advisor's Investment Process" on page 13 of this Prospectus.) The Advisor does not anticipate that the Generation Wave Conservative Growth Fund will engage in activities that attempt to hedge or reduce short-term market volatility.

The fixed-income funds in which the Generation Wave Conservative Growth Fund may invest will, under many circumstances, be similar or identical to those used by one or more other Funds and may include any type of fixed-income fund such as high-yield, convertible bond, municipal securities, etc. Furthermore, the types of fixed-income funds in which the Generation Wave Conservative Growth Fund invests will primarily include (as compared with the Generation Wave Balanced Growth Fund) funds that have a potential to add short-term stability, such as funds with shorter maturities and/or higher investment grades. By maintaining an emphasis on fixed-income allocations, the Advisor will attempt to achieve the maximum level of capital preservation. This Fund may, at times, gain some low to modest level of capital appreciation from its investments in equity funds, however, the Fund's combination of investments will involve a clear majority of fixed-income funds.

Who May Want to Invest
The Generation Wave Conservative Growth Fund is the most conservative asset mix offered by the Trust and is designed for the generation of income with little or no regard for capital appreciation. Accordingly, it is appropriate for the mutual fund investor seeking current income with the assumption of a low level of market risk. The Generation Wave Conservative Growth Fund is not suited for investors with long-term investment horizons.


PRINCIPAL RISKS OF INVESTMENT
Mutual funds pool shareholders' money and, using professional investment managers, invest it in securities. Although the Funds principally invest in a number of underlying mutual funds, this investment strategy does not eliminate investment risk. Owning securities, including mutual funds, has risks that may cause you to lose money on your investment in one or more of the Funds. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.

The principal risks common to the Funds are mentioned in the Overview section on page 1 of this Prospectus. The following list provides more information about some of those risks, along with information on additional types of risks that applies to the Funds. Each of the Funds is potentially subject to each of the following risks, though their degree of exposure to certain risks varies depending upon their unique asset allocation at a given time. For example, the Generation Wave Aggressive Growth Fund will primarily be subject to those risks associated with equity investments, whereas the Generation Wave Conservative Growth Fund will primarily be subject to the risks associated with investments in fixed-income securities. These risks could adversely affect the net asset value, total return and the value of a Fund and your investment.

o Asset Allocation Risk: The Advisor's primary role is to make decisions based on investment research and analysis about the appropriate asset allocation among and within asset classes and sector types at any given time. Furthermore, although the Funds have ranges of equity and fixed-income allocations, the types of equity or fixed-income funds used and in what proportion involve highly subjective judgments and the Funds are designed to reflect those judgments. As a consequence, the principal risks of the Funds involve the risks that those judgments may not anticipate actual market movements or the impact of economic conditions generally. In fact, no matter how well the Advisor evaluates market conditions, you could lose money on your investment in a Fund, just as you could with other investments.

o Fund of Funds Risk: Each of the Funds is a "fund of funds." The term "fundof funds" is typically used to describe an investment company that pursues its investment objective by investing in other investment companies. Your cost of investing in the Funds will generally be higher than the cost of investing directly in shares of the mutual funds in which they invest. By investing in the Funds, you will indirectly bear fees and expenses charged by the underlying mutual funds in which they invest in addition to their direct fees and expenses, as well as indirectly bearing the principal risks of those funds. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions to you and therefore may increase the amount of taxes payable by you. In addition, the investment objective and strategies of the underlying funds in which the Funds invest may not, and most likely will not, be the same.

o Stock Market Risks: Each of the Funds invests in mutual funds that invest in equity securities. Equity mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, a Fund is likely to decline in value in proportion to its investments in equity funds. An underlying fund's focus on certain types of stocks (such as small or large capitalization) and style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

o Small and Medium Capitalization Risk: To the extent that the Funds invest in underlying funds that invest in the equity securities of companies with small and medium size capitalization, the Funds are subject to certain risks. Companies with small and medium size capitalization often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility and risk of loss of a Fund's assets.

o Liquidity Risk: The securities of many of the companies with small and medium size capitalization may have less "float" (the number of shares that normally trade) and less interest in the market and therefore are subject to liquidity risk. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that a Fund would like to sell. If that happens, an underlying fund invested in equity securities of companies with small and medium size capitalization may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on such underlying fund's performance.

o Bond Market Risks: The Funds may invest in underlying funds that are invested in a broad range of bonds or fixed-income securities. To the extent that an underlying fund is so invested, the return on and value of an investment in a Fund will fluctuate with changes in interest rates.
     Typically, when interest rates rise, the fixed-income security's market value declines (interest-rate risk). Conversely, the longer a fixed-income security's maturity, lower its yield and greater the risk of volatility (maturity risk). A fixed-income security's value can also be affected by changes in the security's credit quality rating or its issuer's financial condition (credit quality risk). Other factors may affect the market price and yield of fixed-income securities, including investor demand, changes in the financial condition of issuers of securities, and domestic or worldwide economic conditions.

o Credit Risks: Individual issuers of fixed-income securities may be subject to the credit risk of the issuer. This means that the underlying company may experience unanticipated financial problems causing it to be unable to meet its payment obligations. Fixed-income securities receiving the lowest investment grade rating may have speculative characteristics, and, compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances. High yield, high risk, and lower-rated securities, or "junk bonds," are subject to additional risk factors, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such securities.

o    Government  Obligations  Risks:  The  underlying  funds in which  the Funds
     invest  may  invest  in  securities   issued  or  guaranteed  by  the  U.S.
     government, its agencies and instrumentalities. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

o Foreign Securities Risks: The Funds may invest in mutual funds that invest in foreign securities. Foreign securities may involve more risks than those associated with U.S. investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o Emerging Market Risks: In addition to developed markets, the underlying funds in which the Funds invest may invest in emerging markets. In addition to the risks of foreign securities in general, countries in emerging markets can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

o Sector/Industry Concentration Risks: To the extent that an underlying fund focuses on one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a more broadly diversified fund. For example, to the extent that an underlying fund concentrates in the technology sector, it will be subject to the risks of that sector, including competitive pressures of technology companies from new market entrances and technological obsolescence, as well as increased research and development costs and potential for greater governmental regulation. However, the Advisor's judgment about which sectors or industries offer the greatest potential for long-term financial reward will change over time, and the underlying funds in which a Fund invests may concentrate its investments in any number of different sectors or industries.

o Non-Diversification Risks: The Funds are each non-diversified mutual funds. As such, the Funds have added risk because they may invest a greater percentage of their assets (via the underlying funds in which they invest) in a more limited number of issuers compared to other mutual funds.


TEMPORARY INVESTMENTS
The Advisor may from time to time invest any amount in cash or similar short-term, investment grade securities as a temporary defensive position during adverse market, economic, political or other conditions to protect the Fund's assets or maintain liquidity. When a Fund takes a temporary defensive position, the Fund may not achieve its investment objective. It is anticipated, however, that the Funds will be fully invested in securities consistent with each Fund's investment objective during such adverse conditions.

Cash or Similar Investments
When the Advisor believes that market conditions are unfavorable for profitable investing, or when the Advisor is otherwise unable to locate attractive investment opportunities, the Funds may invest in cash or similar investments. For cash management purposes, the Funds may hold up to 20% of their total assets directly in cash or similar short-term, investment grade securities such as U.S. Government securities, repurchase agreements, commercial paper or certificates of deposit. These investments represent the assets that remain after the Advisor has committed available assets to desirable investment opportunities.


PERFORMANCE OF THE FUNDS
Because each of the Funds has recently commenced operations, there is no performance information available at this time. For additional information please refer to "Historical Investment Results of the Advisor's Private Accounts" on page 14 of this Prospectus.


FEES AND EXPENSES OF THE FUNDS
As an investor, you pay certain fees and expenses if you buy and hold shares of a Fund. These fees and expenses are described in the tables below and are further explained in the examples that follow:

Fee Table (All Funds)

SHAREHOLDER FEES
(expenses paid directly from your investment)
 ------------------------------------------

The shares of the Funds are 100% no load, so you pay no sales charges (loads) to buy or sell shares of the Funds.

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
 -------------------------------------------------------------------------------


                                                            Generation Wave
                                                            ---------------
                                        Aggressive                Alternative   Balanced   Conservative
                                         Growth       Growth        Growth       Growth   Growth Fund
                                           Fund         Fund         Fund         Fund
Management Fees                           0.95%        0.95%        0.95%        0.95%       0.95%
Distribution (Rule 12b-1) Fees             None         None         None         None        None
Other Expenses1                            ___%         ___%         ___%         ___%        ___%
Total Annual Fund Operating Expenses       ___%         ___%         ___%         ___%        ___%
        Less Expense Reimbursement        -___%        -___%        -___%        -___%       -___%
Net Annual Fund Operating Expenses2       1.50%        1.50%        1.50%        1.50%       1.50%

-------------------------------------------------------------------------------------------------------------

(1)These expenses, which include custodian, transfer agency, shareholder servicing and other customary Fund expenses, are based on estimated amounts for each Funds' current fiscal year. In addition, because each of the Funds is a "fund of funds," you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund's invest. For each Fund, the actual underlying fund expenses are expected to vary with changes in the allocation of each Fund's assets among various underlying funds. These expenses are not included in the table above or the example below.

(2)The Funds have an Investment Advisory Agreement with the Advisor dated __________, 2001. The Agreement provides that the each Fund shall pay the Advisor an annual management fee in the amount of 0.95% of its average daily net assets. The Advisor has also entered into an Expense Waiver and Reimbursement Contract dated ________, 2001, with the Trust on behalf of each Fund. Under the Expense Waiver and Reimbursement Contract, the Advisor has agreed to waive its fees and absorb expenses for each Fund to the extent that its total annual fund operating expenses exceeds 1.50% of each Fund's average daily net assets. The Advisor may recapture any fees or expenses it has waived or reimbursed within a three-year period. The Expense Waiver and Reimbursement Contract is in effect for one year and expires ________, 2002.

Example

The following Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs for each Fund would be:

 Fund                                            1 Year       3 Years
 --------------------------------------------- ------------ -------------

 Generation Wave Aggressive Growth Fund           $___          $___
 Generation Wave Growth Fund                      $___          $___
 Generation Wave Alternative Growth Fund          $___          $___
 Generation Wave Balanced Growth Fund             $___          $___
 Generation Wave Conservative Growth Fund         $___          $___


MANAGEMENT OF THE FUNDS

Investment Advisor
1-800-Mutuals, Inc., or MUTUALS.com, Inc. (the "Advisor"), 600 N. Pearl Street, Suite 2150, Dallas, Texas, 75201, serves as the investment advisor to each of the Funds. The Advisor is an SEC-registered investment advisor. The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans and has in excess of $120 million in assets under management, which includes privately managed accounts.

The Advisor is responsible for the day-to-day management of each of the Funds in accordance with their investment objectives and strategies. Furthermore, the Advisor is ultimately responsible for the investment performance of each of the Funds because it allocates each Fund's assets among the various asset classes and/or sectors and monitors the Funds for any necessary rebalancing or reallocation. For its services, the Advisor is entitled to an annual advisory fee of 0.95% of each Fund's average daily net assets. In addition, the Advisor has entered into an Expense Waiver and Reimbursement Contract in which it has agreed to keep each of the Fund's expenses to a certain minimum (as described in the Fee Tables for the Funds). Under the Expense Waiver and Reimbursement
Contract, the Advisor may recapture waived or reimbursed expenses for a three-year period under specified conditions. This Contract is in effect for one year and expires on _____________, 2002.

Each Fund is actively managed and has no restrictions upon portfolio turnover. Each Fund's rate of portfolio turnover may be greater than that of many other mutual funds. A 100% annual portfolio turnover would be achieved if each security in a Fund's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. Trading also may result in realization of capital gains that would not otherwise be realized, and shareholders are taxed on such gains when distributed from that Fund, whether reinvested or otherwise. Please see "Distributions and Taxes" on page 17 of this Prospectus for more information. There is no limit on, and we cannot control, the portfolio turnover rates of the underlying funds.

Portfolio Managers
The individuals listed below are each members of an investment management team at the Advisor (the "Management Team") that manage the Funds' investments. None of the following individuals is solely responsible for making recommendations for Fund allocations, purchases, or sales.

o RICHARD A. SAPIO has been CEO and Marketing Director to the Advisor since its founding in 1994 and currently serves, along with the other members of the Management Team, as co-portfolio manager to the Funds and is responsible for the Funds' overall day-to-day management and asset allocation strategy. Mr. Sapio has extensive experience in the financial services industry and is responsible for beginning the development and implementation of the Advisor's investment process. (See "More on the Advisor's Investment Process" below.) Prior to joining the Advisor, Mr. Sapio worked as a registered representative of three National Association of Securities Dealers, Inc. member brokerage firms from 1990 to 1994. Mr. Sapio holds a Bachelor of Sciences degree from Rutgers University-College of Engineering, as well as Series 7, 24, 27, 63 and 65 licenses.

o ERIC P. MCDONALD is President of the Advisor and serves as co-portfolio manager to each Fund. Along with the other members of the Management Team, Mr. McDonald is responsible for each Fund's overall day-to-day management and asset allocation strategy. Mr. McDonald has been President of the Advisor since 1997. Prior to joining the Advisor, Mr. McDonald worked as a stockbroker for Lloyd Wade Securities and LaJolla Capital Corporation, which are both securities firms in Dallas, Texas from 1995 to 1997. Mr. McDonald holds a Bachelor of Science degree in Economics from Texas A&M University. Mr. McDonald currently holds Series 4, 7, 24, 63, and 65 licenses.

o VLADIMIR BULATOVIC is the Director of Research for the Advisor and serves as co-portfolio manager to each Fund. Along with the other members of the Management Team, Mr. Bulatovic is responsible for each Fund's overall day-to-day management and asset allocation strategy. Mr. Bulatovic joined the Advisor in 1999 and has been actively involved in the financial services industry since 1996, including managing private accounts for high net-worth individuals. Mr. Bulatovic has recently worked abroad where he served as a financial consultant on a multi-national team for PricewaterhousCoopers LLP and Shell Oil. Mr. Bulatovic graduated from Texas Tech University where he earned a Bachelor of Business Administration degree. Mr. Bulatovic currently holds Series 22, 63, and 65 licenses.


MORE ON THE ADVISOR'S INVESTMENT PROCESS
The "Generation Wave" title common to each of the Funds refers specifically to the Advisor's belief in the unique demographic, economic, and lifestyle trends of the over 80 million plus "baby-boom" generation. Consequently, the Funds are designed to capitalize on the categories (sectors and asset classes) most likely to benefit from the spending and other economic habits of baby boomers--those aged approximately 35 to 55--who are reaching their peak purchasing years. By investing in a varying combination of other mutual funds, the Advisor attempts to optimize growth over the long term while minimizing risk.

In selecting the underlying funds in which the Funds invest, the Advisor uses a patented 21-point list of screening criteria as a process of elimination applied to the 10,100+ funds (both load and no-load) available on the market to ensure that each fund qualifies as a suitable investment. The funds are first divided into a number of distinct asset classes (e.g., large cap, small/mid cap, international, high-yield income, and high-quality income) and distinct sectors (e.g., financial, technology and health care). The categories selected by the Advisor will reflect the Advisor's beliefs about those categories that provide the greatest potential for diversification and financial reward over the long run. Each of these categories is then analyzed independently. There are no commissions, biases or emotions that factor into the analysis. Funds are then eliminated based on the Advisor's established objective standards. The following are just a few of the qualifications that may be used to evaluate the underlying funds:

o A fund's management tenure must exceed three years;
o A fund's three- and five-year returns must perform in the top 50% for both periods;
o A fund's performance must show improvement over time;
o A fund's fees must be appropriate when considered against returns and management; and
o A fund's  returns   generated  by  management's   securities   selection  must
  be commensurate with returns generated by the category or index represented by such securities.

After eliminating approximately two thirds of the funds through objective criteria, the Advisor then applies its subjective standards to narrow the list even further. For example, a fund's risks would be compared against the risks of the market as a whole. At the completion of the subjective selection process, the universe of funds is narrowed to approximately fifteen in each category. Next, the remaining funds are compared to one another using a combination of objective and subjective criteria including, among other things, standard deviation of performance, size of the fund, and growth of fund assets over time. Lastly, the Advisor mixes different funds into hypothetical portfolios to examine their past performance as a group. The best combination of funds results in a list of a handful of mutual funds (typically one to five) representing each category. To further diversify and reduce risk, those mutual funds are rearranged and assembled to match the five investment objectives and strategies represented by the Funds.

Each mutual fund is then tracked on a daily basis for performance and other relevant concerns. If a fund falls out of the top tier, either in combination or alone, it is replaced without any additional costs to you. The Advisor will pay particular attention to a number of factors when considering whether a previously top performing mutual fund should be replaced or eliminated and is not merely experiencing temporary difficulties. In addition to poor performance, some factors include, but are not limited to:

o Change in  management  or  portfolio  manager;
o Significant  shift in asset allocation or investment style; or
o Sustained under-performance.

Continually monitoring and re-balancing each Fund's investments (if necessary) ensures that your returns are maximized while maintaining diversification to avoid dependence on one area of the market. The Advisor will also regularly evaluate the macroeconomics of the categories for shifts that may necessitate a re-evaluation of the entire allocation process. For example, if the Advisor no longer forecasts that the technology sector will continue to possess the potential for a greater financial reward in the long run relative to some other category, that category would be eliminated or replaced.


HISTORICAL INVESTMENT RESULTS OF THE ADVISOR'S PRIVATE ACCOUNTS
The table below shows certain performance data provided by the Advisor relating to investment results of a composite of all the Advisor's private client accounts (each an "Account" and collectively the "Accounts") managed using the same investment objectives and substantially similar investment strategies and techniques as those specified for the Generation Wave Aggressive Growth Fund, Generation Wave Growth Fund, and the Generation Wave Alternative Growth Fund. The Accounts are not subject to the same types of expenses to which the Funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940, or the Internal Revenue Code, as amended. The performance of the Accounts may have been adversely affected had they been subject to the same expenses, restrictions and limitations as the Funds. The Advisor believes that any adverse effect would not have been significant. The results presented are not intended to predict or suggest the return to be experienced by a Fund or the return one might achieve by investing in a Fund. One should not rely on the following data as an indication of future performance of the Advisor or of the Funds. If the higher expense structure of the Funds were used on the Accounts, the performance of the Accounts would have been lower than shown.

-------------------------------- ----------- ----------------------------------
Returns as of 12/31/00
(net of fees)(1)                  1-Year     Since Inception (___/___/___)(2)
-------------------------------- ----------- ----------------------------------
Aggressive Growth Account         7.36%                  39.21%
-------------------------------- ----------- ----------------------------------
Growth Account                    10.51%                 11.22%
-------------------------------- ----------- ----------------------------------
Alternative Growth Account        4.45%                  10.03%
-------------------------------- ----------- ----------------------------------
S&P 500(R)Index3                    __%                     __%
-------------------------------- ----------- ----------------------------------
1)The  results  for  the  Accounts   reflect  either  income  and  capital
appreciation or depreciation (total return). Dividends and other items of income are accounted for on a cash basis. Returns are time-weighted and represent the dollar-weighted average of all the accounts managed by the Advisor using the relevant strategy. Return figures are net of applicable fees and expenses (other than separate custodian fees). No return information is provided for the Balanced Growth and Conservative Growth Accounts because they have little operating history.

2) This date indicates the first date in which the Adviser managed accounts using the investment strategies of the Funds.

3) The S&P 500(R) Index consists of 500 stocks chosen by Standard and Poor's for market size, liquidity and industry group representation. It is a market-value weighted unmanaged index (stock price times number of shares outstanding) with each stock's weight in the S&P 500(R) Index proportionate to its market value. The figures shown above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

SPECIAL NOTE CONCERNING ADVISER INVESTMENT RETURNS: You should note that the Funds compute and disclose their average annual compounded rate of return using the standard formula set forth in rules promulgated by the Securities and Exchange Commission ("SEC"), which differs in certain respects from the methods used to compute the returns for the Accounts noted above. The SEC total return calculation method calls for the computation and disclosure of an average annual compounded rate of return for one, three, five and ten year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $10,000 to an ending redeemable value. The returns shown for the Accounts are reduced to reflect the deduction of Advisory fees in accordance with the SEC calculation formula, which requires that returns shown for a fund be net of Advisory fees as well as all other applicable Fund operating expenses. Performance was calculated on a trade date basis.


VALUATION OF FUND SHARES
Shares of each Fund are sold at net asset value per share (NAV), which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (NYSE) is open for unrestricted business. However, a Fund's NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC. Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests. The NAV is determined by dividing the value of a Fund's securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The assets of each Fund consist primarily, if not exclusively, of shares of underlying mutual funds, which are valued at their respective NAVs. Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service. Certain short-term securities are valued on the basis of amortized costs. If market quotations or information furnished by a pricing service is not readily available or does not accurately reflect fair value for a security held by an underlying fund or if the value of a security held by an underlying fund has been materially affected by events occurring after the close of the applicable exchange or market on which the security is principally traded (e.g., a foreign exchange or market), that security may be valued at its fair market value as determined in good faith in accordance with procedures approved by the underlying funds' Board of Trustees. The NAV of each Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.


PURCHASING FUND SHARES

Minimum Purchases
To open an account, you must invest at least the minimum amount.

      Minimum Investments          To Open            To Add to
                                Your Account        Your Account
    ------------------------ ------------------- ----------------------
    Regular accounts               $25,000             $5,000
    Retirement accounts            $25,000             $2,000

How to Purchase Fund Shares
Shares of each fund are sold without a sales charge at the next price calculated after receipt of an order for purchase. In order to purchase shares of a Fund, you must invest the initial minimum investment. However, the Trust reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)'s or other tax-deferred retirement plans.

You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds. To purchase shares of a Fund, contact the Funds:

                      -------------------- -------------------------------------
                      By Telephone:        1-800-MUTUALS (1-800-688-8257)
                      -------------------- -------------------------------------
                      By Mail:             1-800-MUTUALS Advisor Series
                                           c/o MUTUALS.com, Inc.
                                           Plaza of the Americas
                                           600 North Pearl Street, Suite 2150
                                           Dallas, Texas 75201
                      -------------------- -------------------------------------

The Advisor will help you complete the necessary paperwork, mail your account application to the Funds, and place your order to purchase shares of the Funds. Cash investments may only be transmitted or delivered in federal funds, and only to the Funds' wire agent by the close of business on the day after the order is placed. All purchases must be made in U.S. dollars through a U.S. bank. If your check does not clear due to insufficient funds, you will be charged a $__ fee. For more information, please visit: www.MUTUALS.com.

Each of the Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Fund within a calendar year). Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption, and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


SELLING (REDEEMING) FUND SHARES
How to Sell Your Fund Shares
Shareholders may sell (redeem) their Fund shares any business day by following the procedures established when they opened their account or accounts. The sale price of each share will be the next NAV determined after a Fund (or authorized intermediary) receives a request to sell. Normally, each of the Funds will pay for redeemed shares on the next business day after receiving a request, but it could take as long as seven calendar days. The Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Funds' shareholders. If you redeem shares of a Fund after holding them for less than six months, the Fund will charge you a fee of 2.00% of the value of the shares redeemed. This fee is paid to the Fund to cover the costs of maintaining accounts that are abnormally active.

Redemption-In-Kind
Each of the Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) a Fund might pay all or part of a shareholder's redemption proceeds in liquid securities (including shares of the underlying funds) with a market value equal to the redemption price (redemption in kind).


EXCHANGE PRIVILEGE
Shareholders of record may exchange shares of any Fund for shares of any other Fund on any business day by contacting the Funds' broker directly. This exchange privilege may be changed or canceled by a Fund at any time upon 60 days' notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. A notary public cannot guarantee signatures. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another so that there may be tax consequences of the exchange. A shareholder could realize short- or long-term capital gains or losses. An exchange request received prior to market close will be made at that day's closing NAVs.


DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to each of the Funds. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.


COUNSEL, INDEPENDENT AUDITORS AND SERVICE PROVIDERS

Legal Counsel and Independent Auditors
Godfrey & Kahn S.C., 780 North Water Street, Milwaukee, Wisconsin, 53202, has passed upon legal matters in connection with the issuance of shares of common stock of each Fund. Arthur Andersen LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202, has been selected as independent auditors for the Funds.

Custodian, Transfer Agent, Administrator, Fund Accountant and Shareholder Services Firstar Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. Firstar Mutual Fund Services, LLC, serves as each Fund's Administrator, Transfer Agent and Fund Accountant. In addition, certain other organizations that provide bookkeeping and other shareholder services may be entitled to receive fees from a Fund at an annual rate of up to 0.25% of the average daily NAV of the shares covered by their respective agreements for shareholder support. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.


DISTRIBUTIONS AND TAXES

Dividends and Distributions
Each Fund is designed to pay shareholders dividends from the Fund's investment company taxable income and distributes any net capital gains the Fund has realized. Shares will begin earning dividends on the day after which a Fund receives payment and shares are issued. All Funds pay dividends at least annually. If such day falls on a weekend or holiday on which the NYSE is closed, the dividend will be distributed on the next succeeding business day. All of your dividends and capital gains distributions with respect to a particular Fund, however, will be reinvested in additional shares of that Fund unless you provide us with a written request to receive your payments in cash. Dividends paid in cash or additional shares are treated the same for tax purposes. Capital gains, if any, are distributed at least once a year.


Taxes
Each Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions herein are not intended as substitutes for careful tax panning. You should consult your personal tax adviser to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.


FINANCIAL HIGHLIGHTS
Because the Funds have recently commenced operations, there are no financial highlights available at this time.


1-800-MUTUALS ADVISOR SERIES

GENERATION WAVE AGGRESSIVE GROWTHFUND
GENERATION WAVE GROWTH FUND
GENERATION WAVE ALTERNATIVE GROWTH FUND
GENERATION WAVE BALANCED GROWTH FUND
GENERATION WAVE CONSERVATIVE GROWTH FUND

Investment Advisor                            MUTUALS.com, Inc.
                                              600 N. Pearl Street, Suite 2150
                                              Dallas, TX 75201
Legal Counsel                                 Godfrey & Kahn S.C.
                                              780 North Water Street

                                              Milwaukee, WI 53202
Independent Auditors                          Arthur Andersen LLP
                                              100 East Wisconsin Avenue
                                              Milwaukee, WI 53202

Transfer Agent, Fund Accountant,              Firstar Mutual Fund Services, LLC
and Fund Administrator                        615 East Michigan Street
                                              Milwaukee, WI 53202

Custodian                                     Firstar Bank, N.A.
                                              425 Walnut Street
                                              Cincinnati, OH 45202

Distributor                                   Quasar Distributors, LLC
                                              615 East Michigan Street
                                              Milwaukee, WI 53202

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated                         , 2001
                                                ------------------------
The SAI of the Funds provides more details about each Fund's policies and management. The Funds' SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.

To receive any of these documents or the prospectus of 1-800-MUTUALS Advisor Series or to request additional information about the Funds, please contact us.

By Telephone:
(800) 688-8257

By Mail:
1-800-MUTUALS Advisor Series
c/o MUTUALS.com, Inc.
Plaza of the Americas
600 North Pearl Street, Suite 2150
Dallas, Texas 75201


SEC:
You may review and obtain copies of 1-800-MUTUALS Advisor Series information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                      1940 Act File No. 811-____






                                     Subject to Completion, Dated March 23, 2001

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.




STATEMENT OF ADDITIONAL INFORMATION

Dated ___, 2001



GENERATION WAVE AGGRESSIVE GROWTH FUND
GENERATION WAVE GROWTH FUND
GENERATION WAVE ALTERNATIVE GROWTH FUND
GENERATION WAVE BALANCED GROWTH FUND
GENERATION WAVE CONSERVATIVE GROWTH FUND

Each a Series of 1-800-MUTUALS Advisor Series










This Statement of Additional Information ("SAI") provides general information about each of the series (individually a "Fund" and collectively the "Funds") of 1-800-MUTUALS Advisor Series. This SAI is not a prospectus and should be read in conjunction with the Funds' current Prospectus dated ________, 2001, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write or call the Funds at the address or telephone number below.



1-800-MUTUALS Advisor Series
c/o Mutuals.com, Inc.
Plaza of the Americas
600 North Pearl Street, Suite 2150
Dallas, Texas 75201

                        ---------------------------------
                                TABLE OF CONTENTS
                        ---------------------------------


Organization of the Trust and the Funds......................................3

   Description of the Funds..................................................3

Investments Policies, Strategies and Associated Risks........................4

   Temporary Investments....................................................27
   Fundamental Investment Limitations.......................................27

Management of the Funds.....................................................28

   Board of Trustees........................................................28
   Control Persons, Principal Shareholders, and Management Ownership........29
   Investment Advisor.......................................................29

Distribution and Shareholder Servicing......................................30

   Distributor..............................................................30
   Service Providers........................................................31

Code of Ethics..............................................................31

Valuation of Shares.........................................................32

Purchase and Redemption of Shares...........................................32

Portfolio Transactions......................................................32

Tax Considerations..........................................................34

Calculation of Performance Data.............................................36

Financial Statements........................................................36

APPENDIX....................................................................37


ORGANIZATION OF THE TRUST AND THE FUNDS
1-800-MUTUALS Advisor Series (the "Trust") is an open-end management investment company, or mutual fund, organized as a Delaware business trust on March 20, 2001. The Trust's Declaration of Trust permits the Trust to offer separate series of units of beneficial interest and separate classes. The Funds are the first of several series that may be formed by the Trust and each currently consists of a single class of shares of beneficial interest. The Funds are each non-diversified series and have their own investment objectives and policies. The Trust may start more series and offer shares of a new fund under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares) at $0.001 par value. Shares of each series have equal voting rights and liquidation rights, and are voted in the aggregate and not by the series except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Funds represents equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of a Fund. In the event of the dissolution or liquidation of a Fund, the holders of shares of a Fund are entitled to share pro rata in the net assets of a Fund available for distribution to shareholders.

DESCRIPTION OF THE FUNDS
The Funds are each open-end, non-diversified investment companies, or mutual funds, with different investment objectives and strategies. Each Fund, however, pursues its investment objective by investing in shares of other open-end investment companies. The Generation Wave Aggressive Growth Fund, the Generation Wave Growth Fund, and the Generation Wave Alternative Growth Fund all seek capital appreciation over the long term with varying levels of consideration for income generation. The Generation Wave Balanced Growth Fund and Generation Wave Conservative Growth Fund each seek current income with some consideration for capital appreciation. It is anticipated that each Fund will invest in different proportions of various equity and fixed-income funds. The Generation Wave Aggressive Growth Fund typically invests primarily, if not entirely, in equity funds, while the Generation Wave Conservative Growth Fund typically invests primarily, if not entirely, in fixed-income funds; the other Funds invest in various proportions of equity and fixed-income funds between these two extremes. As a consequence, it is expected that the Generation Wave Aggressive Growth Fund will incur more risk than the Generation Wave Growth Fund, which will in turn incur more risk than the Generation Wave Alternative Growth Fund and so on.

INVESTMENTS POLICIES, STRATEGIES AND ASSOCIATED RISKS
The following discussion supplements the description of the Funds' investment objectives and strategies set forth in the Fund summaries contained in the Prospectus. Except for the fundamental investment limitations listed below (see "Fundamental Investment Limitations" on page 27 of this SAI), the Fund's investment strategies and policies are not fundamental and may be changed by sole action of the Trust's Board of Trustees, without shareholder approval. Furthermore, these policies, strategies and risks pertain to all of the Funds. While each Fund is permitted to hold securities and engage in various strategies as described hereafter, none are obligated to do so.

Whenever an investment policy or limitation states a maximum percentage of the Fund's assets that may be invested in any security, either directly or via the underlying mutual funds in which the Funds invest, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether an investment complies with the Funds' investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, a Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, a Fund intends to sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Other Investment Companies
Each Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. This prohibition may prevent a Fund from allocating its investment in the manner the Advisor considers optimal. The Funds' common investment strategy of indirect investment through other investment companies is non-fundamental and may therefore be changed, without shareholder approval, to a strategy of direct investment as a means to achieve their investment objectives. As a shareholder of another investment company, a Fund bears, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund's shareholders. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

Equity Securities
The Funds may invest in equity securities through their investment in the shares of the underlying funds in which they invest. To a limited extent, the Funds may invest directly in equity securities consistent with a Fund's investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see "Debt Securities" below.

To the extent the Funds invest in the equity securities of small or medium-size companies, directly or through its investments in other mutual funds, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund's portfolio.

Debt Securities
The underlying funds in which the Funds invest may invest in debt securities, including debt securities convertible into common stock. To a limited extent, the Funds may invest directly in debt securities consistent with a Fund's investment objective and strategies. Debt purchased by each Fund may consist of obligations of any rating. Debt securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. Each Fund, via its underlying funds, may invest in high yield debt securities or "junk bonds" that are considered high risk. Special tax considerations are associated with investing in high-yield securities structures as zero coupon or "pay-in-kind" securities. An underlying fund will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

The payment of principal and interest on most debt securities purchased by a fund will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

The ratings of Standard & Poor's, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. For a more detailed description of ratings, please see the Appendix.

Municipal Securities
The Funds may be invested in municipal securities. Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities").

Municipal securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, street, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

The underlying funds in which the Funds may invest in include, but are not limited to, the following types of municipal securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality's pledge of taxation. There are no restrictions on the maturity of municipal securities in which the underlying funds may invest. The Fund will seek to invest in underlying funds invested in municipal securities of such maturities as the Advisor believes will produce current income consistent with prudent investment and a Fund's investment objective.

The underlying funds may also purchase some municipal securities with variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates are adjusted on a periodic basis (i.e., every 30 days). Many variable rate municipal securities are subject to payment of principal on demand by an underlying fund, usually in not more than seven days. If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Advisor believes the security cannot be sold within seven days, the Advisor may consider the security to be illiquid. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed-income obligations. Many municipal securities with variable interest rates are subject to repayment of principal (usually within seven days) on a fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal securities markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its investment objectives also depends on the continuing ability of the issuers of municipal securities to meet their obligations for the payment of interest and principal when due. Any adverse economic conditions or developments affecting the states or municipalities could impact a Fund's portfolio.

U.S. Government Obligations. The Funds may invest in mutual funds invested in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Non-Diversification of Investments
Each Fund is non-diversified under the 1940 Act. This means that under the 1940 Act, there is no restriction as to how much a Fund may invest in the securities of any one issuer, either directly or via the underlying funds in which they invest. However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code ("Code"), the Funds intend to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code. Pursuant to these requirements, at the end of each taxable quarter, each Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) of more than 25% of the value of each Fund's total assets. In addition, each Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of each Fund's total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer. As non-diversified investment companies, the Funds may be subject to greater risks than diversified companies because of the larger impact of fluctuation in the values of securities of fewer issues.

Borrowings
Each Fund may borrow funds to meet redemptions, for other emergency purposes, or to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires a Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows a Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of a Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by a Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.

Securities Lending
The Funds may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of a Fund's total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. A Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. Any securities that a Fund may receive as collateral will not become part of a Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, a Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which a Fund is permitted to invest. During the time securities are on loan, the borrower will pay a Fund any accrued income on those securities, and a Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Restricted and Illiquid Securities
The Funds may, indirectly via the underlying funds, invest up to 15% of their net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security. Illiquid securities present the risks that a fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are generally no restrictions on a fund's ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

Foreign Equities
The Funds may invest in foreign securities via the underlying funds in which they invest. Investments in foreign securities involve special risks that differ from those associated with investments in domestic securities. The risks associated with investments in foreign securities relate to political and economic developments abroad, as well as those that result from the differences between the regulation of domestic securities and issuers and foreign securities and issuers. These risks may include, but are not limited to, expropriation, confiscatory taxation, withholding taxes on interest, limitations on the use or transfer of fund assets, political or social instability and adverse diplomatic developments.

In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and effecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Moreover, individual foreign economies may differ favorably or unfavorably from the domestic economy in such respects as growth of gross national product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.
Furthermore, investing in foreign securities can carry higher returns and risks than those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of a fund's net assets and income may be affected by changes in exchange rates and regulations.

The internal politics of certain foreign countries may not be as stable as that of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation, or economic recessions or slow downs of those partners, could have a significant adverse effect upon the securities markets of such countries.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities held by an underlying fund, denominated in that currency. Furthermore, the interest and dividends payable on certain foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to a fund and that may ultimately be available for distribution.

Other differences between investing in foreign companies and the U.S. include:

o information is less publicly available;
o there is a lack of uniform financial accounting standards applicable to foreign companies; o market quotations are less readily available;
o there are differences in government regulation and supervision of foreign securities exchanges, brokers, listed companies and banks;
o there is generally a lower foreign  securities  market volume;
o it is likely that  foreign  securities  may be less  liquid or more volatile;
o there  are generally higher foreign brokerage commissions;
o there may be difficulties in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems; and
o the mail service between countries may be unreliable.

Emerging Market Countries
The Funds may also invest in emerging market countries or developing countries via the underlying funds in which they invest. Developing countries may impose restrictions on a fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week. Furthermore, some of the currencies in emerging markets have experienced de-valuations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, a portfolio and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involve a high degree of risk.

Derivatives
Each Fund may be invested in derivative securities through the underlying mutual funds in which it invests. The underlying funds may invest in a wide range of derivatives, including call and put options, futures, and forward contracts, for hedging purposes as well as direct investment.

Buying Call and Put Options. Call and put options may be entered into in order to limit the risk of a substantial increase in the market price of the security that a fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost. By buying a put, a fund has the right to sell the security at the exercise price, thus limiting its risk of risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options. Many of the underlying funds have the ability to write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as a fund is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. A call option written by a fund is "covered" if such fund owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held
(a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a fund in cash and high grade debt securities in a segregated account with its custodian bank. A fund may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of that fund. A fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and such fund has not entered in to a closing purchase transaction.

As a writer of an option, a fund receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause a fund to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to a fund's ability to close out the option it has written.

Some funds may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, a fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When a fund writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, each fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the funds may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciated price above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the funds' ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a "closing purchase transaction" by buying an option of the same securities as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that a fund will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a fund to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit the funds to use cash or proceeds from the investments. If a fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

Funds realize profits from closing purchase transactions if the price of the transaction is less than the premium received from writing the option. Likewise, a fund will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security.

Writing Over-the-Counter ("OTC") Options. Some underlying funds have the ability to engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange traded options. Just as with exchange traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, a fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Futures Contracts. Some underlying funds have the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery or cash, in most cases a fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

A fund will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a fund purchases or sells a stock index futures contract, it must make a good faith deposit known as the "initial margin." Thereafter, a fund may need to make subsequent deposits, known as "variation margin," to reflect changes in the level of the stock index.

Risks Associated With Options and Futures. Although an underlying fund may write covered call options and purchase and sell stock index futures contracts to hedge against declines in the market value of its portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a fund receives a premium but loses any opportunity to profit from an increase in the market price if the underlying securities declines, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a particular fund's investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a fund's investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a fund's investment securities may differ substantially from the changes anticipated by a fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than such fund's initial investment in such a contract.

The Commodity Futures Trading Commission ("CFTC") and the various exchanges have established limits referred to as "speculative position limits" on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a fund's strategies for hedging its securities.

Often, futures purchased or sold by a fund will be traded in foreign securities. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the CFTC regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. A fund's investments in foreign futures or foreign options transactions may not be provided the same protections as transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

When-Issued Purchases, Delayed Delivery and Forward Commitments
Certain funds in which the Funds invest may purchase or sell particular securities with payment and delivery taking place at a later date. The price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. When any fund agrees to purchase securities on a when-issued or delayed delivery basis or enter into a forward commitment to purchase securities, its custodian will set aside cash or liquid high grade debt securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the fund's commitments. It may be expected that the market value of a fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

When-issued and forward commitment transactions involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place. In addition, when a fund engages in when-issued, delayed delivery and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the net asset value of a fund starting on the day that fund agrees to purchase the securities. A fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the fund's net asset value as long as the commitment remains in effect.

Short Sales
Although not currently part of any of the Fund's investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the market value of the securities. A Fund must borrow the security to deliver it to the buyer. A Fund is then obligated to replace the security borrowed at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay the lender any dividends or interest which accrue on the security during the loan period. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. To the extent necessary to meet margin requirements, the broker will retain proceeds of the short sale until the short position is closed out. The Advisor anticipates that the frequency of short sales will vary substantially under different market conditions and each Fund does not intend that any significant amount of its assets, as a matter of practice, will be in short sales, if any.

In addition to the short sales discussed above, each Fund also has the ability to make short sales "against the box," a transaction in which a Fund enters into a short sale of a security owned by such Fund. A broker holds the proceeds of the short sale until the settlement date, at which time a Fund delivers the security to close the short position. A Fund receives the net proceeds from the short sale.

Mortgage-Backed and Asset-Backed Securities
The Funds may invest, via the underlying investment companies in which they invest, in residential and commercial mortgage-backed as well as other asset-backed securities (collectively called "asset-backed securities"). These securities are secured or backed by automobile loans, installment sale contracts, credit card receivables or other assets and are issued by entities such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, trusts, financial companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks. These securities represent interests in pools of assets in which periodic payments of interest and/or principal on the securities are made, thus, in effect passing through periodic payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities.

The average life of these securities varies with the maturities and the prepayment experience of the underlying instruments. The average life of a mortgage-backed instrument may be substantially less than the original maturity of the mortgages underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be a function of current market rates and current conditions in the relevant housing and commercial markets. In periods of falling interest rates, the rate of mortgage prepayments tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at lower rates than the rates that were carried by the obligations that have been prepaid. As a result, the relationship between mortgage prepayments and interest rates may give some high-yielding mortgage-related securities less potential for growth in value than non-callable bonds with comparable maturities. In calculating the average-weighted maturity of each Fund, the maturity of asset-backed securities will be based on estimates of average life. There can be no assurance that these estimates will be accurate.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Mortgage-backed securities such as collateralized mortgage obligations ("CMOs") may also be purchased. There are several types of mortgage-backed securities which provide the holder with a pro rata interest in the underlying mortgages, and CMOs which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. CMOs are issued in multiple classes and their relative payment rights may be structured in many ways. In many cases, however, payments of principal are applied to the CMO classes in order of their respective maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier maturity date are paid in full. The classes may include accrual certificates (also known as "Z-Bonds"), which do not accrue interest at a specified rate until other specified classes have been retired and are converted thereafter to interest-paying securities. They may also include planned amortization classes ("PACs") which generally require, within certain limits, that specified amounts of principal be applied to each payment date, and generally exhibit less yield and market volatility than other classes. Investments in CMO certificates can expose a fund to greater volatility and interest rate risk than other types of mortgage-backed obligations. Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors.

The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected may reduce yield to maturity, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments may increase, while slower than expected prepayments may decrease, yield to maturity. Moreover, asset-backed securities may involve certain risks that are not presented by mortgage-backed securities arising primarily from the nature of the underlying assets (i.e., credit card and automobile loan receivables as opposed to real estate mortgages). For example, credit card receivables are generally unsecured and may require the repossession of personal property upon the default of the debtor, which may be difficult or impracticable in some cases.

Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, while the secondary market for asset-backed securities is ordinarily quite liquid, in times of financial stress the secondary market may not be as liquid as the market for other types of securities, which could result in a fund experiencing difficulty in valuing, or liquidating such securities.

In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities.

Non-mortgage  asset-backed  securities  do not  have  the  benefit  of the  same security in the collateral as mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is the risk that the purchaser would acquire an interest superior to that of the holders of related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that payments on the receivables together with recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

Warrants
Many underlying funds have the ability to purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at the specified price during a specified period of time. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security that may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

The purchase of warrants involves the risk that a fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Stripped Securities
A fund may have the ability to purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments of U.S. government obligations. These participations are issued at a discount to their "face value," and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

Repurchase Agreements
Underlying funds in which the Funds invest, as well as the Funds directly, may have a portion of their net assets in cash or cash equivalents for a variety of reasons, including waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its net assets, a fund may enter into repurchase agreements. Under a repurchase agreement, a fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to a fund's custodian securities with an initial market value of at least 100% of the dollar amount invested by a fund in each repurchase agreement. The Advisor will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon a fund's ability to sell the underlying securities. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the Advisor has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

The underlying funds may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, a fund agrees to sell a security in its portfolio and then to repurchase the security at an agreed-upon price, date, and interest payment. A fund will maintain cash or high-grade liquid debt securities with a value equal to the value of the fund's obligation under the agreement, including accrued interest, in a segregated account with the fund's custodian bank. The securities subject to the reverse repurchase agreement will be marked-to-market daily.

The use of repurchase agreements by a fund involves certain risks. For example, if the other party to a repurchase agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a court may determine that the underlying security is collateral for the loan by a fund not within the control of the fund, and therefore the realization by the fund on the collateral may be automatically stayed. Finally, it is possible that a fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Sector/Industry Concentration
Each Fund may, from time to time, have greater than 25%, but no more than 80%, of its assets in one market sector or industry via the underlying mutual funds in which it invests. To the extent that a Fund concentrates in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a more broadly diversified fund. The Advisor intends that the industries and sectors currently most attractive consist of those in the technology, health care, and financial areas, though these may, and likely will, change over time. In fact, the Funds may concentrate their investments in any sector or industry via the underlying funds in which they invest. The following alphabetical list includes descriptions about many of the sectors and/or industries in which the Funds will invest.

Basic Materials: companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in building and manufacturing. The products handled by the companies in which the Funds may invest include chemicals, metals, concrete, timber, paper, copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum. The Funds may also invest in the securities of mining, processing, transportation, and distribution companies, including companies involved in equipment supplies and railroads.

Many companies in the industrial sectors are significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of these materials has exceeded demand as a result of over-building or economic downturns. During these times, commodity price declines, and unit volume reductions have led to poor investment returns and losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Biotechnology: companies engaged in the research, development, and manufacture of various biotechnological products, services, and processes. These companies are often involved with new or experimental technologies such as genetic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The Funds may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and in companies that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.

The description of the biotechnology sector will be interpreted broadly by the Advisor, and may include applications and developments in such areas as human health care (e.g., cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties, animal growth hormones); chemicals (e.g., enzymes, toxic waste treatment); medical/surgical (e.g., epidermal growth factor, in vivo imaging/therapeutics); and industry (e.g., bio-chips, fermentation, enhanced mineral recovery).

Many of these companies may have losses and may not offer products for some time. These companies may have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. In addition, biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the U.S. Food and Drug Administration, the Environmental Protection Agency (EPA), state and local governments, and foreign regulatory authorities. Many of these companies are relatively small and their stock is thinly traded.

Business Services: companies that provide business-related services to companies and other organizations. Business-related services may include for example, data processing, consulting, outsourcing, temporary employment, market research or data base services, printing, advertising, computer programming, credit reporting, claims collection, mailing and photocopying. Typically, these services are provided on a contract or fee basis. The success of companies that provide business related services is, in part, subject to continued demand for such services as companies and other organizations seek alternative, cost-effective means to meet their economic goals. Competitive pressures, such as technological developments, fixed rate pricing, and the ability to attract and retain skilled employees, also may have a significant impact on the financial condition of companies in the business services industry.

Computers: companies engaged in the research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry. The Funds may invest in companies that provide products or services: mainframes, minicomputers, microcomputers, peripherals, data or information processing, office or factory automation, robotics, artificial intelligence, computer aided design, medical technology, engineering and manufacturing, data communications and software.

Cyclical Industries: companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.

Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of the materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Electronics: companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. In addition, the Funds may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer aided design and computer-aided manufacturing, computer-aided engineering, and robotics), lasers and electro-optics, and other new electronic technologies. Many of the products offered by companies engaged in the design, production, or distribution of electronic products are subject to risks of rapid obsolescence and intense competition.

Energy: companies in the energy field, including the conventional areas of oil, gas, electricity, and coal, and alternative sources of energy such as nuclear, oil shale, and solar power. The business activities of companies in which the
Funds may invest include: production, generation, transmission, refining, marketing, control, or distribution of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field will also be considered for this sector.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments.

Energy  Services:  companies in the energy service field,  including  those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power. The Funds may invest in companies providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, "down-hole" equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of this data. The Funds may also invest in companies with a variety of products or services including pipeline construction, oil tool rental, underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy-related capital equipment, mining related equipment, mining related equipment or services, and high technology companies serving the above industries. Energy service firms are affected by supply, demand and other normal competitive factors for their specific products or services. They are also affected by other unpredictable factors such as supply and demand for oil and gas, prices of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions.

Environmental Services: companies engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management or pollution control. Such products, processes or services may include the transportation, treatment and disposal of both hazardous and solid wastes, including waste-to-energy and recycling; remedial project efforts, including groundwater and storage tank decontamination, asbestos clean-up and emergency cleanup response; and the detection, analysis, evaluation, and treatment of both existing and potential environmental problems. The Funds may also invest in companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.

The environmental services field has generally been positively influenced by legislation resulting in stricter government regulations and enforcement policies for both commercial and governmental generators of waste materials, as well as specific expenditures designated for remedial cleanup efforts. Companies in the environmental services field are also affected by regulation by various federal and state authorities, including the federal EPA and its state agency counterparts. As regulations are developed and enforced, such companies may be required to alter or cease production of a product or service or to agree to restrictions on their operations. In addition, since the materials handled and processes involved include hazardous components, there is significant liability risk. There are also risks of intense competition within the environmental services field.

Financial Services: companies providing financial services to consumers and industry. Companies in the financial services sectors include: commercial banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

The financial services sectors are currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries.

Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition.

SEC regulations provide that a Fund may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. These companies as well as those deriving more than 15% of profits from brokerage and investment management activities are considered to be "principally engaged" in the business activities of the financial services sector.

Food and Agriculture: companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies. The goods and services provided or manufactured by companies in this sector include: packaged food products such as cereals, pet foods and frozen foods; meat and poultry processing; the production of hybrid seeds; the wholesale and retail distribution and warehousing of food and food-related products, including restaurants; and the manufacture and distribution of health food and dietary products, fertilizer and agricultural machinery, wood products, tobacco and tobacco leaf. In addition, the Funds may invest in food technology companies engaged in and pioneering the development of new technologies such as improved hybrid seeds, new and safer food storage, and new enzyme technologies.

The success of food and food-related products is closely tied to supply and demand, which may be affected by demographic and product trends, stimulated by food fads, marketing campaigns, and environmental factors. In the United States, the agricultural products industry is subject to regulation by numerous federal and municipal government agencies.

Health Care: companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. Companies in the health care sector include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities. Many of these companies are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, the types of products or services produced or provided by these companies may become obsolete quickly.

Health Care Services: companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services. The Funds may invest in companies that operate acute care, psychiatric, teaching, or specialized care, home health care, drug and alcohol abuse treatment, and dental care; firms operating comprehensive health maintenance organizations and nursing homes for the elderly and disabled; and firms that provide related laboratory services.

Federal and state governments provide a substantial percentage of revenues to health care service providers by way of Medicare and Medicaid. The future growth of this source of funds is subject to great uncertainty. Additionally, the complexion of the private payment system is changing. For example, insurance companies are beginning to offer long-term health care insurance for nursing home patients to supplement or replace government benefits. Also, membership in health maintenance organizations or prepaid health plans is displacing individual payments for each service rendered by a hospital or physician.

The demand for health care services will tend to increase as the population ages. However, review of patients' need for hospitalization by Medicare and health maintenance organizations has demonstrated the ability of health care providers to curtail unnecessary hospital stays and reduce costs.

Industrial Equipment: companies engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery and farm equipment) and parts suppliers, and subcontractors. The Funds may invest in companies that manufacture products or service equipment for the food, clothing or sporting goods industries; companies that provide service establishment, railroad, textile, farming, mining, oil field, semiconductor, and telecommunications equipment; companies that manufacture products or service equipment for trucks, construction, transportation, machine tools; cable equipment; and office automation companies.

The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels. Capital spending is influenced by an individual company's profitability and broader factors such as interest rates and foreign competition, which are partly determined by currency exchange rates. Equipment manufacturing concerns may also be affected by economic cycles, technical obsolescence, labor relations difficulties and government regulations pertaining to products, production facilities, or production processes.

Leisure: companies engaged in design, production, or distribution of goods or services in leisure industries. The goods or services provided by companies in which the Funds may invest include: television and radio broadcast manufacture (including cable television); motion pictures and photography, recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, advertising, hotels and motels, leisure apparel or footwear, fast food, beverages, restaurants, alcohol, tobacco products and gaming casinos.

Securities of companies in the leisure industries may be considered speculative. Companies engaged in entertainment, gaming, broadcasting, cable television and cellular communications, for example, have unpredictable earnings, due in part to changing consumer tastes and intense competition. Securities of companies in the leisure industries generally exhibit greater volatility than the overall market. The market has been known to react strongly to technological developments and to the specter of government regulation in the leisure industries.

Medical  Equipment:  companies  engaged in research,  development,  manufacture, distribution, supply or sale of medical equipment and devices and related technologies. The Funds may invest in companies involved in the design and manufacture of medical equipment and devices, drug delivery technologies, hospital equipment and supplies, medical instrumentation and medical diagnostics. Companies in this industry may be affected by patient considerations, rapid technological change and obsolescence, government regulation, and government reimbursement for medical expenses.

Multimedia: companies engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries. Business activities of companies in which the Funds may invest include: ownership, operation, or broadcast of free or pay television, radio or cable stations; publication and sale of newspapers, magazines, books or video products; and distribution of data-based information. The Funds may also invest in companies involved in the development, syndication and transmission of the following products: television and movie programming, pay-per-view television, advertising, cellular communications, and emerging technology for the broadcast and media industries.

Some of the companies in the broadcast and media industries are undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the stocks are subject to increased price volatility. FCC rules govern the concentration of investment in AM, FM, or TV stations, limiting investment alternatives.

Natural Resources: companies that own or develop natural resources, or supply goods and services to such companies. Natural resources include precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. Exploring, mining, refining, processing, transporting, and fabricating are examples of activities of companies in the natural resources sector.

Precious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The Funds may also consider instruments and securities indexed to the price of gold or other precious metals as an alternative to direct investment in precious metals.

As a practical matter, investments in physical commodities can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. The Advisor, in addressing these concerns, currently intends to purchase only readily marketable precious metals and to deliver and store them with a qualified U.S. bank. Investment in bullion earns no investment income and may involve higher custody and transaction costs than investments in securities.

For the Funds to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of the Funds' gross income for its taxable year. This tax requirement could cause the Funds to hold or sell precious metals or securities when they would not otherwise do so.

Precious Metals and Minerals: companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals. The Funds may invest in companies that manufacture and distribute precious metals and minerals products and companies that invest in other companies engaged in gold and other precious metal and mineral-related activities.

The value of a Fund's investments may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political developments such as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances or trade or currency restrictions between countries. Because much of the world's known gold reserves are located in South Africa and Russia, the social upheaval and related economic difficulties there may, from time to time, influence the price of gold and the share values of precious metals mining companies located elsewhere. Because companies involved in exploring, mining, processing, or dealing in precious metals or minerals are frequently located outside of the United States, all or a significant portion of a Fund's investments in this sector may be invested in securities of foreign issuers. Investors should understand the special considerations and risks related to investment in this sector, and accordingly, the potential effect on a Fund's value when investing in this sector.

In addition to its investments in securities, the Funds may, but do not currently intend to invest a portion of their assets in precious metals, such as gold, silver, platinum, and palladium. The prices of precious metals are affected by broad economic and political conditions, including inflation, but are less subject to local and company specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related business.

For the Funds to qualify as a regulated investment company under current federal tax law, gains from selling precious metals may not exceed 10% of each Fund's gross income for its taxable year. This tax requirement could cause a Fund to hold or sell precious metals or securities when it would not otherwise do so.

Retailing: companies engaged in merchandising finished goods and services primarily to individual consumers. Companies in which the Funds may invest may include: general merchandise retailers, department stores, food retailers, drug stores and any specialty retailers selling a single category of merchandise such as apparel, toys, consumer electronics, or home improvement products. The Funds may also invest in companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.

The success of retailing companies is closely tied to consumer spending, which in turn, is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes.

Software and Computer Services: companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services. The Funds may invest in companies that provide systems-level software (designed to run the basic functions of a computer) or applications software (designed for one type of work) directed at either horizontal (general use) or vertical (certain industries or groups) markets, time-sharing services, information-based services, computer consulting, communications software and data communications services.

Competitive pressures may have a significant effect on the financial condition of companies in the software and computer services sector. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

Technology: companies which the Advisor believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These may include companies that
develop,   produce  or   distribute   products  or  services  in  the  computer,
semi-conductor, electronics, communications, health care, and biotechnology sectors.

Competitive pressures may have a significant effect on the financial condition of companies in the technology sector. If technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

Telecommunications: companies engaged in the development, manufacture, or sale of communications services or communications equipment. Companies in the telecommunications field offer a variety of services and products, including local and long-distance telephone service; cellular, paging, local and wide area product networks; satellite, microwave and cable television; and equipment used to provide these products and services. Long-distance telephone companies may also have interests in new technologies, such as fiber optics and data transmission.

Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Telephone companies usually pay an above-average dividend. Certain types of companies in which a Fund may invest when investing in these sectors are engaged in fierce competition for a share of the market for their products. In recent years, these companies have been providing goods or services such as private and local area networks, or engaged in the sale of telephone set equipment.

Transportation:  companies  engaged  in  providing  transportation  services  or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include companies involved in the movement of freight or people such as airline, railroad, ship, truck and bus companies. Other service companies include those that provide automobile, trucks, autos, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the Funds may invest in companies that sell fuel-saving devices to the transportation industries and those that sell insurance and software developed primarily for transportation companies.

Risk factors that affect transportation stocks include the state of the economy, fuel prices, labor agreements, and insurance costs. Transportation stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements, and insurance costs. The U.S.
trend has been to deregulate these industries, which could have a favorable long-term effect, but future government decisions may adversely affect these companies.

Utilities: companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations. The Funds may invest in companies engaged in the manufacture, production, generation, transmission and sale of gas and electric energy; water supply, waste disposal and sewerage, and sanitary service companies; and companies involved in telephone, satellite, and other communication fields including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit (not including companies involved in public broadcasting). The Funds may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

TEMPORARY INVESTMENTS
When the Advisor believes market or economic conditions are unfavorable for investors, the Advisor may invest up to 100% of a Fund's net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents, or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the underlying fund investments in which the Fund normally invests, or the U.S. economy. Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, money market fund shares, and other money market equivalents. The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

FUNDAMENTAL INVESTMENT LIMITATIONS
Unless otherwise noted, each of the Funds has adopted and is subject to identical fundamental investment limitations. The following restrictions may only be changed if the change is approved by holders of a majority of a Fund's outstanding voting securities. As used in this SAI, "a majority of a Fund's outstanding securities" means (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

Each Fund may not:

1. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that a Fund may purchase (either directly or via the underlying funds in which a Fund invests) securities issued by issuers, including real estate investment trusts, which invest in real estate or interests therein.

2. Make loans if, as a result, more than 33 1/3% of any Fund's total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities (iv) loan money to other Funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4. Issue senior securities to the Funds' presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Funds from (i) making any permitted borrowings, loans, mortgages, or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

5. Borrow money in an amount exceeding 33 1/3% of the value of each Fund's total assets, provided that each Fund may borrow money form other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the1940 Act.

6. Concentrate their investments in any one industry or sector if, as a result, more than 80% of a Fund's assets will be invested in such industry or sector. This restriction, however, does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. Each Fund has adopted policies of concentrating in securities issued by companies within a wide range of industries and sectors consisting of all categories, the selection of which will vary at any given time. For a description of many, if not most, of the sectors in which the Funds may be invested, please see "Sector/Industry Concentration" on page 19 of this SAI.

7. Invest in other investment companies except as permitted by the 1940 Act, as amended.


MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES
The management and affairs of the Funds are supervised by the Board of Trustees of the Trust. The Board of Trustees consists of the same three individuals, two of whom are not "interested persons" of the Trust as that term is defined in the 1940 Act. The Trustees are fiduciaries for the Funds' shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds. The Trustees of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.


----------------------- ---------- ------------------------ ------------------------------------------
Name and Address           Age          Position with                 Principal Occupation
                                          the Trust                during the Past Five Years
----------------------- ---------- ------------------------ ------------------------------------------
Joseph C. Neuberger*       38        Trustee, President,    Senior Vice President, Firstar Mutual
615 E. Michigan Street                 and Chairperson      Fund Services, LLC (1994--present)
Milwaukee, WI 53202
----------------------- ---------- ------------------------ ------------------------------------------

*"Interested persons" as defined in the 1940 Act.

Compensation
For their service as Trustees of the Trust, the Independent Trustees receive a retainer fee of $____ per year and $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The "interested persons" who serve as Trustees of the Trust receive no compensation for their service as Trustees. The members of the Trust's Board of Trustees receive the following compensation:


                                                                                                      Total
                                   Aggregate         Pension or Retirement   Estimated Annual   Compensation from
                             Compensation From the    Benefits Accrued as      Benefits Upon      Trust Paid to
  Name of Person/Position            Trust(1)        Part of Fund Expenses      Retirement           Trustees
---------------------------- ----------------------- ----------------------- ------------------ -------------------
Joseph C. Neuberger                   None                    None                 None                None
President, Chairperson,
and Trustee
---------------------------- ----------------------- ----------------------- ------------------ -------------------
                                      None                    None                 None                None
---------------------------- ----------------------- ----------------------- ------------------ -------------------
                                      None                    None                 None                None
---------------------------- ----------------------- ----------------------- ------------------ -------------------
                                      None                    None                 None                None
---------------------------- ----------------------- ----------------------- ------------------ -------------------
                                      None                    None                 None                None
---------------------------- ----------------------- ----------------------- ------------------ -------------------

(1) These represent estimates for the current fiscal year ending _________, 2002.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS, AND MANAGEMENT OWNERSHIP
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any of the Funds. As of _____, 2001, the Advisor owned of record 100% of the shares of each of the Funds. Accordingly, as of _____, 2001, the Advisor owned a controlling interest in each of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

Management Ownership
As of ________, 2001, for organizational purpose, MUTUALS.com, Inc., investment advisor to the Funds, owned 100% of the outstanding shares of each of the Funds.

INVESTMENT ADVISOR
MUTUALS.com, Inc. (the "Advisor") is a Texas corporation that serves as the investment advisor to each of the Funds. The Advisor is an SEC-registered investment advisor. The Advisor provides investment management services for individuals and institutional clients including pension and profit sharing plans and has in excess of $120 million in assets under management, which includes privately managed accounts.

On __________, 2001, the Board of the Trustees of the Trust, on behalf of the Funds, approved an initial two year investment advisory agreement (the "Agreement") with the Advisor. After the first two years, this Agreement may continue on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Funds. In either event, it must also be approved by a majority of the Trustees of Trust who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Funds. The Advisor's investment decisions are made subject to the direction and supervision of the Board of Trustees. Ultimate decisions as to the investment policy are made by the Trust's officers and the Trustees.

Under the Agreement, the Advisor is responsible for the day-to-day management of each of the Funds in accordance with their investment objectives and strategies. Furthermore, the Advisor is ultimately responsible for the investment performance of each of the Funds because it allocates each Fund's assets among the various asset classes and/or sectors and monitors the Funds for any necessary re-balancing or re-allocation. For its services, the Advisor is entitled to an annual advisory fee of 0.95% of each Fund's average daily net assets. The Advisor pays out of this fee all the expenses of the Funds except brokerage commissions, taxes, interest, fees and expenses of the independent Trustees of the Trust and extraordinary expenses. In addition to the services provided by the Advisor pursuant to the Agreement, the Advisor may, from time to time, provide the Funds with office space for managing their affairs, with the services of required personnel, and with certain clerical services and facilities. These services are provided without reimbursement by the Funds for any costs incurred.

The Advisor has also entered into an Expense Waiver and Reimbursement contract in which it has agreed to keep each of the Fund's expenses to a certain minimum (as described in the Fee Tables for the Funds). Under the Expense Waiver and Reimbursement contract, the Advisor may recapture waived or reimbursed expenses for a three-year period under specified conditions. This contract is in effect for one year and expires on _____________, 2002.

Each Fund is actively managed and has no restrictions upon portfolio turnover. Each Fund's rate of portfolio turnover may be greater than that of many other mutual funds. A 100% annual portfolio turnover would be achieved if each security in a Fund's portfolio (other than securities with less than one year remaining to maturity) were replaced once during the year. Trading also may result in realization of capital gains that would not otherwise be realized, and shareholders are taxed on such gains when distributed from that Fund, whether reinvested or otherwise.

DISTRIBUTION AND SHAREHOLDER SERVICING

Distributor
Quasar Distributors, LLC (the "Distributor"), a Delaware limited liability company, is the distributor for the shares of the Funds pursuant to a Distribution Agreement (the "Agreement"), among the Trust, Advisor and Distributor dated ___________, 2001. The Agreement was approved by the Board of Trustees, on __________, 2001. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis. The Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds' shares.

Shareholder Servicing Agents
Each Fund may enter into agreements with certain organizations that provide various services to Fund shareholders. Pursuant to such agreements, organizations that provide shareholder services may be entitled to receive fees from a Fund at an annual rate of up to 0.25% of the average daily net assets of the shares covered by their respective agreements for shareholder support. Such support may include, among other things, assisting investors in processing their purchase, exchange, or redemption requests, or processing dividend and distribution payments.

SERVICE PROVIDERS
The Trust entered into a series of agreements whereby certain parties will provide various services to the Funds.

Firstar Mutual Fund Services, LLC ("Firstar") will provide accounting and administrative services and act as transfer agent to the Funds. Firstar's address is 615 E. Michigan Street, Milwaukee, Wisconsin 53202. The services to be provided by the transfer agent include, either by Firstar or another party pursuant to an agreement with Firstar, processing purchase and redemption transactions, establishing and maintaining shareholder accounts and records, disbursing dividends declared by the Fund, day-to-day administration of matters related to the corporate existence of the Fund (other than rendering investment advice), maintenance of its records and preparation, mailing and filing of reports, assistance in monitoring the total number of Shares sold in each State for "Blue Sky" purposes and assistance in the preparation of the Fund's registration statement under federal and state securities laws.

Firstar Bank, N.A., an affiliate of Firstar, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust dated as of __________, 2001 ("Custody Agreement"), whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202.

Pursuant to a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement, each between Firstar and the Trust, Firstar also performs certain administrative, accounting and tax reporting functions for the Funds, including the preparation and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the Commission, preparing financial statements for the Annual and Semi-Annual Reports to the Commission and current investors, monitoring the Funds' expense accruals and performing securities valuations and, from time to time, monitoring the Funds' compliance with their investment objectives and restrictions. Pursuant to the Funds' Administration Servicing Agreement, Firstar is entitled to receive from each of the Funds a fee, computed daily and payable monthly, based on each Fund's average net assets at an annual rate of ___________________.

CODE OF ETHICS
The Trust and the Advisor have adopted Codes of Ethics that govern the conduct of employees of the Trust and the Advisor who may have access to information about the Funds' securities transactions. The Codes recognize that such persons owe a fiduciary duty to the Funds' shareholders and must place the interests of shareholders ahead of their own interests. Among other things, the Codes require pre-clearance of certain personal securities transactions; certain blackout periods for personal trading of securities which may be considered for purchase or sale by a Fund or other Advisory clients; annual and quarterly reporting of personal securities holdings; and limitations on personal trading of initial public offerings. Violations of the Codes are subject to review by the Trustees and could result in severe penalties.

VALUATION OF SHARES
Shares of the Funds are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Funds. The Funds' NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may also be open for business on other days in which there is sufficient trading in any Fund's securities that its NAV might be materially affected. For a description of the methods used to determine the share price, see "Valuation of Fund Shares" in the Funds' Prospectus.

PURCHASE AND REDEMPTION OF SHARES
Detailed information on the purchase and redemption of shares is included in the Prospectus. Shares of each Fund are sold without a sales charge at the next price calculated after receipt of an order for purchase. In order to purchase shares of a Fund, you must invest the initial minimum investment, which ordinarily must be at least $25,000. However, the Trust reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)'s or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Funds.

Each of the Funds reserve the right to refuse any purchase requests, particularly those that would not be in the best interests of the Funds or their shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in a Fund's view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Fund within a calendar year). Furthermore, the Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Funds' shareholders. Each Fund charges a 2.00% redemption fee on shares redeemed within six months of purchase.

Redemption In Kind
The Fund does not intend to redeem shares in any form except cash. The Fund, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

PORTFOLIO TRANSACTIONS
Assets of a Fund are invested by the Advisor in a manner consistent with its investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Advisor is responsible for making all determinations as to the purchase and sale of portfolio securities (consisting principally of shares of other mutual funds) and for taking all steps necessary to implement securities transactions on behalf of a Fund. Each Fund may purchase shares of underlying funds that charge a sales load or redemption fee. A redemption fee is a fee imposed by an underlying fund upon shareholders (such as a Fund) redeeming shares of such fund within a certain period of time (such as one year). The fee is payable to the underlying fund. Accordingly, if a Fund were to invest in an underlying fund and, as a result of redeeming shares in such underlying fund, incur a redemption fee, the redeeming Fund would bear such redemption fee.

The Advisor is authorized to allocate the Funds' securities transactions to the Distributor and to other broker-dealers who help distribute the Funds' shares. In connection with its duties to arrange for the purchase and sale of portfolio securities, the Advisor will select such broker-dealers who will, in the Advisor's judgment, implement each Fund's policy to achieve best execution at the best available price. Consistent with the rules of the National Association of Securities Dealers, Inc., the Advisor will allocate transactions to such broker-dealers only when it reasonably believes that the commissions and transaction quality is comparable to that available from other qualified broker-dealers, subject to seeking the best available price and execution available and such other policies as the Board of Trustees may determine.

When allocating transactions to broker-dealers, the Advisor is authorized to consider, in determining whether a particular broker-dealer will provide best execution, the broker-dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Advisor determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed either in terms of the particular transaction or the sub-adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more broker-dealers, the Advisor is authorized in making such allocation, to consider, (a) whether a broker-dealer has provided research services, as further discussed below; and
(b) whether a broker-dealer has sold Fund shares or the shares of any other investment company or companies having the Advisor as its investment adviser or having the same administrator or principal underwriter as the Funds. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic or institutional activities, and may also include comparison of the performance of the Funds to the performance of various indices and investments for which reliable performance data is available and similar information prepared by recognized mutual fund statistical services. The Funds recognize that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to a Fund or other accounts of the Advisor, and that such research received by such other accounts may or may not be useful to the Funds.

The Advisor will cause the Funds to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Advisor determines that a better price or execution may be obtained by paying such commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter and principal transactions placed through broker-dealers include a spread between the bid and asked prices.

Under the 1940 Act, the Funds may not purchase portfolio securities from any underwriting syndicate of which the Distributor as principal, is a member except under certain limited circumstances set forth in Rule 10f-3 thereunder. These conditions relate, among other things, to the reasonableness of the broker-dealer spread, the amount of securities that may be purchased from any one issuer, and the amount of a Fund's assets that may be invested in a particular issue. The rule also requires that any purchase made subject to its provisions be reviewed at least quarterly by the Funds' Board of Trustees, including a majority of the Funds' Board of Trustees who are not interested persons of the Trust as defined by the 1940 Act.

The Trust may also enter into arrangements, commonly referred to as "brokerage/service arrangements" with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Funds in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion a Fund's custodian, administrative or transfer agency fees, etc., and, in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker. The Advisor, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for a Fund, another portfolio series of the Trust or other private accounts managed by the Advisor. If and when a Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

The Board of Trustees will review quarterly the Advisor's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each of the Funds. Such review is conducted for the purpose of determining if the markups and commissions, if any, paid by a Fund are reasonable in relation to the benefits received by a Fund taking into account the competitive practices in the industry.

TAX CONSIDERATIONS
The following is a summary of certain tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here are not intended as substitutes for careful tax planning. You should consult your personal tax adviser to determine the consequences of state and local taxes, and for a more detailed assessment of federal tax consequences for your particular circumstances.

Distributions of Net Investment Income
The Funds each receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gain
The Funds may derive capital gain or loss in connection with sales or other dispositions of their interests in the underlying funds. Distributions of net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Distributions of the underlying fund's net short-term capital gain will be ordinary income to a Fund, and, in turn to you, upon its distribution by such Fund. Distributions of an underlying fund's net long-term capital gain to a Fund will be long-term capital gain to a Fund, and, in turn, to you upon its distribution by such Fund, regardless of how long you have held your shares in that Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Funds.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain dividends from a Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

Information on the Tax Character of Distributions
The Funds will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a Fund.

Election to be Taxed as a Regulated Investment Company
Each Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of the Funds as regulated investment companies if it determines such course of action to be beneficial to shareholders. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you will be taxed as ordinary dividend income to the extent of a Fund's earnings and profits.

Excise Tax Distribution Requirements
To avoid federal excise taxes, the Code requires the Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as if received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares
Redemptions (including redemptions "in-kind") and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale of Fund shares held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. Government Securities
States grant tax-free status to dividends paid to you from interest earned on certain U.S. government securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations
If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by a Fund will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities
The Funds may each invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund's ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by the Funds.

CALCULATION OF PERFORMANCE DATA
The Funds may publish certain performance figures in advertisements from time to time. These performance figures may include average annual total return figures.

Average Annual Total Return
Average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period, and is computed according to the following formula:

                                  P(1+T)n = ERV

        Where:        P  =  a hypothetical initial payment of $1,000.
                      T  =  average annual total return.
                      n  =  number of years in the base period.
                      ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the base period (reduced by the maximum sales charge) assuming reinvestment of all dividends and distributions.

All performance figures are based on historical results and are not intended to indicate future performance.

FINANCIAL STATEMENTS
Audited financial statements will be filed by a pre-effective amendment.


APPENDIX


Commercial Paper Ratings

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

         "A-1" - This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

         "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

         "A-3" - Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         "B" - Issues rated `B' are regarded as having only speculative capacity for timely payment.

         "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

         "D" - Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

         Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade to indicate the relative repayment ability of rated issuers:

         "Prime-1" - Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Fitch's short-term debt credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these short-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

         Short-term debt credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

         A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.

Notes: "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to Short-term ratings other than `F1'. `NR' indicates that Fitch does not rate the issuer or issue in question. `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         Thomson Bank Watch assigns Short-Term Debt Ratings to specific debt instruments with original maturities of one year or less. These ratings incorporate basically the same factors used for the BankWatch Issuer Ratings. There is one major difference, however: the Short-Term Debt Ratings put a greater emphasis on the likelihood of government support.

         Thomson Bank Watch ratings represent an assessment of the likelihood of an untimely payment of principal and interest. Important factors that may influence this assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure. The probability of government intervention stems from four primary factors:

|X|      Government guarantees

|X|      Government or quasi-government ownership or control

|X|      The degree of concentration in the banking system

|X|      Government precedent

         As with the Issuer Ratings, the Short-Term Debt Ratings incorporate both qualitative and quantitative factors. The ratings are not meant to be "pass/fail' but rather to provide a relative indication of creditworthiness. Therefore, obligations rated TBW-3 are still considered investment-grade.

         These Short-Term Debt Ratings can also be restricted to local currency instruments. In such cases, the ratings will be preceded by the designation LC for Local Currency. Short-Term Debt Ratings are based on the following scale and the definitions are:

"TBW-1"                                                                   "LC-1"
The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2"                                                                   "LC-2"
The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

"TBW-3" "LC-3" The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4"  "LC-4"  The  lowest  rating  category;   this  rating  is  regarded  as
non-investment grade and therefore speculative.

Standard & Poor's

         Standard & Poor's issue credit ratings based in varying degrees, on the following considerations:

1. Likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
2.       Nature of and provisions of the obligation; and
3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "BB," "B," "CCC," "CC," And "C" - Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

         The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         "c" - The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

         "p" - The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

         * - Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

         "r"- The 'r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         N.R. - Not Rated - Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

         Moody's uses the following categories for long-term obligations.

         "Aaa" - Bonds that are rated "Aaa" to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds that are rated "Baa" considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds that are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds that are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds that are rated "Ca" represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Fitch's long-term debt credit ratings are applied to the spectrum of corporate, structured, and public finance. They cover sovereign (including supranational and subnational), financial, bank, insurance, and other corporate entities and the securities they issue, as well as municipal and other public finance entities, and securities backed by receivables or other financial assets, and counterparties. When applied to an entity, these long-term ratings assess its general creditworthiness on a senior basis. When applied to specific issues and programs, these ratings take into account the relative preferential position of the holder of the security and reflect the terms, conditions, and covenants attaching to that security.

         Long-term debt credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

Investment Grade

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90%, and 'D' the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect for repaying all obligations.

Notes:   "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, or to categories below `CCC'.

`NR' indicates that Fitch does not rate the issuer or issue in question.

`Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         Long-Term Debt Ratings assigned by Thomson Financial BankWatch also weigh heavily government ownership and support. The quality of both the company's management and franchise are of even greater importance in the Long-Term Debt Rating decisions. Long-Term Debt Ratings look out over a cycle and are not adjusted frequently for what we believe are short-term performance aberrations.

         Long-Term Debt Ratings can be restricted to local currency debt - ratings will be identified by the designation LC. In addition, Long-Term Debt Ratings may include a plus (+) or minus (-) to indicate where within the category the issue is placed. BankWatch Long-Term Debt Ratings are based on the following scale:

Investment Grade

"AAA" "LC-AAA" Indicates that the ability to repay principal and interest on a timely basis is extremely high.

"AA" "LC-AA" Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

"A" "LC-A" Indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BBB"                                                                   "LC-BBB"
The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. "BBB" issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

                  Non-Investment Grade - may be speculative in the likelihood of timely repayment of principal and interest

"BB" "LC-BB" While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

"B" "LC-B" Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

"CCC" "LC-CCC" Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

"CC" "LC-CC" "CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

"D"  Default.                                                             "LC-D"


Municipal Note Ratings

         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

o Amortization schedule- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
o Source of payment- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

         "SP-1" - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - Speculative capacity to pay principal and interest.

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In  the  case  of  variable   rate  demand   obligations   (VRDOs),   a
two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG  ratings  expire  at  note  maturity.  By  contrast,   VMIG  rating
expirations will be a function of each issue's specific structural or credit features.

         MIG 1/VMIG 1

         This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.




                          1-800-MUTUALS ADVISOR SERIES

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

(a)      Declaration of Trust
             (i)  Certificate of Trust-- Filed herewith.
             (ii) Agreement and Declaration of Trust-- To be filed by amendment.
(b)      Bylaws - To be filed by amendment.
(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreement and Declaration of Trust.
(d)      Investment Advisory Agreement-- To be filed by amendment.
(e)      Underwriting Agreement-- To be filed by amendment.
(f)      Bonus or Profit Sharing Contracts - Not applicable.
(g)      Custody Agreement-- To be filed by amendment.
(h)      Other Material Contracts
             (i) Fund Administration Servicing Agreement-- To be filed by amendment.
             (ii) Transfer Agent Servicing Agreement-- To be filed by amendment.
             (iii)Fund Accounting Servicing Agreement-- To be filed by
                  amendment.
             (iv) Power of Attorney-- To be filed by amendment.
(i)      Opinion  and Consent of Counsel-- To be filed by amendment.
(j)      Consent of Independent Public Accountants-- To be filed by amendment.
(k)      Omitted Financial Statements - Not applicable.
(l)      Agreement Relating to Initial Capital-- To be filed by amendment.
(m)      Rule 12b-1 Plan - Not applicable.
(n)      Rule 18f-3 Plan - Not applicable.
(o)      Reserved.
(p)      Code of Ethics
             (i)  Advisor - To be filed by amendment.
             (ii) Trust - To be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

         Reference is made to Article X of the Registrant's Declaration of Trust.

         Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of the Investment Advisor.

         1-800-Mutuals.com, Inc., or MUTUALS.com, Inc., serves as the investment advisor for the Registrant. The business and other connections of MUTUALS.com, Inc. are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of 1-800-Mutuals.com, Inc. as filed with the SEC and incorporated by reference herein.

Item 27.  Principal Underwriter.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as principal underwriter for the following other investment companies:

                               The Arbitrage Funds
                                 AssetMark Funds
                           Brandywine Blue Fund, Inc.
                                  Country Funds
                               Cullen Funds Trust
                                  Everest Funds
                               Firstar Funds, Inc.
                                Glen Rauch Funds
                            The Hennessy Funds, Inc.
                                    IPS Funds
                              Jefferson Group Trust
                           The Jensen Portfolio, Inc.
                            Kit Cole Investment Trust
                           Light Revolution Fund, Inc.

(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:


Name and Principal        Position and Offices with Quasar  Positions and Offices with
Business Address          Distributors, LLC                 Registrant
------------------------- --------------------------------- ------------------------------
James R. Schoenike        President, Board Member           None
------------------------- --------------------------------- ------------------------------
Donna J. Berth            Treasurer                         None
------------------------- --------------------------------- ------------------------------
James J. Barresi          Secretary                         None
------------------------- --------------------------------- ------------------------------
Joe Redwine               Board Member                      None
------------------------- --------------------------------- ------------------------------
Bob Kern                  Board Member                      None
------------------------- --------------------------------- ------------------------------
Paul Rock                 Board Member                      None
------------------------- --------------------------------- ------------------------------
Jennie Carlson            Board Member                      None
----------------------------------------------------------- -------------------------------

The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

         (c)  The  following   table  sets  forth  the   commissions  and  other
compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.


                                       (2)                      (3)
            (1)                 Net Underwriting          Compensation on             (4)                 (5)
     Name of Principal            Discounts and           Redemption and           Brokerage             Other
        Underwriter                Commission               Repurchases           Commissions        Compensation
---------------------------- ------------------------ ------------------------ ------------------- ------------------
Quasar Distributors, LLC     None                      None                     None                None
---------------------------- ------------------------ ------------------------ ------------------- ------------------

Item 28.  Location of Accounts and Records.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                          Are located at:
-------------------                           ---------------

Registrant's Fund Administrator,              Firstar Mutual Fund Services, LLC
Fund Accountant, and Transfer Agent           615 East Michigan Street
                                              Milwaukee, WI  53202

Registrant's Investment Advisor               MUTUALS.com, Inc.
                                              600 N. Pearl Street, Suite 2150
                                              Dallas, TX 75201

Registrant's Custodian                        Firstar Bank, N.A.
                                              425 Walnut Street
                                              Cincinnati, OH  54202


Item 29.  Management Services Not Discussed in  Parts A and B.

          Not applicable.

Item 30.  Undertakings.

          The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.


SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and the State of Wisconsin on the 23rd day of March, 2001.

                          1-800-MUTUALS ADVISOR SERIES


                                        By:  /s/ Joseph C. Neuberger
                                            -------------------------
                                            Joseph C. Neuberger
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on March 23rd, 2001 by the following persons in the capacities indicated.


Signature                           Title


/s/ Joseph C. Neuberger             President, Trustee and Chairperson
-----------------------
Joseph C. Neuberger



EXHIBIT INDEX
  Exhibit                                                                           Status
  Registrant's Certificate of Trust                                                 Filed
                                                                                    Herewith
  Registrant's Form of Agreement and Declaration of Trust                           *
  Registrant's Form of Bylaws                                                       *
  Investment Advisory Agreement between MUTUALS.com, Inc. and the Registrant        *
  Distribution Agreement between Quasar Distributors, LLC and the Registrant        *
  Custodian Agreement between Registrant and Firstar Bank, N.A.                     *
  Fund Administration Servicing Agreement between Registrant and Firstar Mutual     *
  Funds Services, LLC
  Fund Transfer Agent Servicing Agreement between Registrant and Firstar Mutual     *
  Funds Services, LLC
  Fund Accounting Servicing Agreement between Registrant and Firstar Mutual Fund    *
  Services, LLC
  Power of Attorney                                                                 *
  Opinion and Consent of Godfrey & Kahn S.C.                                        *
  Consent of Arthur Andersen LLP                                                    *
  Subscription Agreement for the initial series of the Registrant                   *
  Code of Ethics for Registrant                                                     *
  Code of Ethics for MUTUALS.com, Inc.                                              *

  * To be filed by subsequent amendment.